Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2017 Stock Incentive Plan
Amount Registered | shares	10,397
Proposed Maximum Offering Price per Unit	49.81
Maximum Aggregate Offering Price	$ 517,874.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 79.29
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of LB Pharmaceuticals Inc (the "Registrant") that become issuable under the Registrant's 2017 Stock Incentive Plan (the "2017 Plan"), the Registrant's 2018 Stock Incentive Plan (the "2018 Plan"), the Registrant's 2023 Stock Incentive Plan (the "2023 Plan"), the Registrant's 2025 Equity Incentive Plan (the "2025 Plan"), or the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (1b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 10,397 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2017 Plan are calculated using the weighted-average exercise price of $49.81 per share for such stock options. (1c) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2017 Plan. No additional stock awards will be granted under the 2017 Plan. The shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. See footnote 4b below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2018 Stock Incentive Plan
Amount Registered | shares	27,943
Proposed Maximum Offering Price per Unit	66.40
Maximum Aggregate Offering Price	$ 1,855,415.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 284.07
Offering Note	(2a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 27,943 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan are calculated using the weighted-average exercise price of $66.40 per share for such stock options. (2b) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan. No additional stock awards will be granted under the 2018 Plan. The shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. See footnote 4b below.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2023 Stock Incentive Plan
Amount Registered | shares	419,193
Proposed Maximum Offering Price per Unit	41.80
Maximum Aggregate Offering Price	$ 17,522,267.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,682.66
Offering Note	(3a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 419,193 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2023 Plan are calculated using the weighted-average exercise price of $41.80 per share for such stock options. No additional stock awards will be granted under the 2023 Plan. (3b) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2023 Plan. No additional stock awards will be granted under the 2023 Plan. The shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. See footnote 4b below.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	2,907,335
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 43,610,025.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,676.70
Offering Note	(4a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $15.00 per share (the "IPO Price"), as set forth in the Registrant's registration statement on Form S-1 (File No. 333-289812), as amended (the "S-1 Registration Statement"), that was declared effective on September 10, 2025. (4b) Represents 2,907,335 shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of capital stock on a fully diluted basis on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement. In addition, to the extent that any stock options outstanding under the 2017, 2018 Plan, or 2023 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest, or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan. See footnotes 1c, 2b and 3b above.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	201,000
Proposed Maximum Offering Price per Unit	12.75
Maximum Aggregate Offering Price	$ 2,562,750.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 392.36
Offering Note	(5a) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP. (5b) Represents 201,000 shares of Common Stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that an additional number of shares of Common Stock will automatically be added annually to the shares authorized for issuance under the 2025 ESPP on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to the lesser of (i) one percent (1%) of the total number of shares of capital stock on a fully diluted basis on December 31st of the preceding calendar year and (ii) 402,000 shares of Common Stock; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares of Common Stock than would otherwise occur. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.